Summary of significant accounting policies (Details 3) - CNY (¥)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Summary of significant accounting policies
Impairment of long-lived assets	¥ 0	¥ 0	¥ 0
Minimum
Summary of significant accounting policies
Period of land use rights	40 years
Maximum
Summary of significant accounting policies
Period of land use rights	70 years
User base and customer relationships | Minimum
Summary of significant accounting policies
Estimated useful lives of intangible assets	2 years
User base and customer relationships | Maximum
Summary of significant accounting policies
Estimated useful lives of intangible assets	6 years
Trade names, trademarks and domain names | Minimum
Summary of significant accounting policies
Estimated useful lives of intangible assets	3 years
Trade names, trademarks and domain names | Maximum
Summary of significant accounting policies
Estimated useful lives of intangible assets	12 years
Developed technology and patents | Minimum
Summary of significant accounting policies
Estimated useful lives of intangible assets	2 years
Developed technology and patents | Maximum
Summary of significant accounting policies
Estimated useful lives of intangible assets	5 years
Non-compete agreements | Minimum
Summary of significant accounting policies
Estimated useful lives of intangible assets	2 years
Non-compete agreements | Maximum
Summary of significant accounting policies
Estimated useful lives of intangible assets	6 years
Computer equipment and software | Minimum
Summary of significant accounting policies
Estimated useful lives of property and equipment	3 years
Computer equipment and software | Maximum
Summary of significant accounting policies
Estimated useful lives of property and equipment	5 years
Furniture, office and transportation equipment | Minimum
Summary of significant accounting policies
Estimated useful lives of property and equipment	3 years
Furniture, office and transportation equipment | Maximum
Summary of significant accounting policies
Estimated useful lives of property and equipment	5 years
Buildings | Minimum
Summary of significant accounting policies
Estimated useful lives of property and equipment	20 years
Buildings | Maximum
Summary of significant accounting policies
Estimated useful lives of property and equipment	50 years